Related parties - Transactions with related parties (Details) R in Millions	12 Months Ended
Jun. 30, 2023 ZAR (R) item
Disclosure of transactions between related parties
Impairment of outstanding balances | R	R 0
Number of related parties other than joint ventures and associates, with whom material transactions took place | item	0